Details of Subsidiaries (Details) - Schedule of details of subsidiaries	12 Months Ended
Jun. 30, 2022
Reliant Galaxy International Limited [Member]
Details of Subsidiaries (Details) - Schedule of details of subsidiaries [Line Items]
Place and date of incorporation	Established in British Virgin Islands on January 3, 2017
Capital	Registered and paid-in capital of RMB69,100
Attributable equity interest	100.00%
Principal activities	Investment holding
Sure Rich Investment (Group) Limited [Member]
Details of Subsidiaries (Details) - Schedule of details of subsidiaries [Line Items]
Place and date of incorporation	Established in Hong Kong on February 1, 2007
Capital	Share capital of RMB1
Attributable equity interest	100.00%
Principal activities	Investment holding
Fujian Jinou Trading Co., Ltd. [Member]
Details of Subsidiaries (Details) - Schedule of details of subsidiaries [Line Items]
Place and date of incorporation	Established in the PRC on July 5, 2004
Capital	Registered and paid-in capital of US$1,650,000
Attributable equity interest	100.00%
Principal activities	Investment holding and marketing own-brand and wholesaling of spirits
Shanxi Huaxin Wine Industry Development Co., Ltd. (Formerly known as Fenyang Huaxin Spirit Development Co., Ltd.) [Member]
Details of Subsidiaries (Details) - Schedule of details of subsidiaries [Line Items]
Place and date of incorporation	Established in the PRC on April 15, 2013	[1]
Capital	Registered and paid-in capital of RMB1,000,000	[1]
Attributable equity interest	100.00%	[1]
Principal activities	Marketing own-brand and wholesaling of spirits and wines	[1]
Shanxi Jinqiang Wine Industry Co., Ltd. [Member]
Details of Subsidiaries (Details) - Schedule of details of subsidiaries [Line Items]
Place and date of incorporation	Established in the PRC on November 7, 2013
Capital	Registered capital 10,000,000 and paid-in capital of RMB5,000,000
Attributable equity interest	100.00%
Principal activities	Marketing own-brand and wholesaling of spirits
Beijing Huaxin Tianchuang Enterprise Management Consulting Co., Ltd. [Member]
Details of Subsidiaries (Details) - Schedule of details of subsidiaries [Line Items]
Place and date of incorporation	Established in the PRC on April 14, 2018
Capital	Registered and issued capital of RMB1,000,000
Attributable equity interest		[2]
Principal activities	Dormant

[1]	The change of company name of the subsidiaries was effective on September 1, 2022.
[2]	The subsidiary was registered with payable share capital and the Company committed to pay up its share of the issued capital in the amount of RMB510,000 (US$73,943) on March 31, 2037, which is 20 years from the date of incorporation permitted by the Regulation of the People’s Republic of China on Company Registration. The amount due to the subsidiary is interest-free and unsecured.